DELAWARE INVESTMENTS(SM)
A member of the Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 33-63238
1940 Act File No. 811-7742

December 13, 2004

Filed via EDGAR (CIK #0000906236)
______________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-63238
       VOYAGEUR MUTUAL FUNDS
       DELAWARE TAX-FREE ARIZONA FUND
       DELAWARE TAX-FREE CALIFORNIA FUND
       DELAWARE TAX-FREE IDAHO FUND
       DELAWARE TAX-FREE NEW YORK FUND
       DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
       _____________________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 29, the most recent Post-Effective Amendment of Voyageur Mutual Funds. Post-Effective Amendment No. 29 was filed electronically with the Commission on December 3, 2004 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

David P. O'Connor
_______________________________
David P. O'Connor
Vice President/Associate General Counsel/
Assistant Secretary